Restructuring Charges and Other Costs Associated with Acquisitions and Cost-Reduction/Productivity Initiatives - Restructuring Accruals (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Restructuring Reserve [Roll Forward]
Beginning balance		$ 1,157	[1]	$ 1,166
Provision	[2]	1,156		811		$ 170
Utilization and other	[3]	(730)		(820)
Ending balance		1,583	[4]	1,157	[1]	1,166
Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		1,109	[1]	1,114
Provision		940		489
Utilization and other	[3]	(502)		(495)
Ending balance		1,547	[4]	1,109	[1]	1,114
Asset Impairment Charges [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		0	[1]	0
Provision		142		254
Utilization and other	[3]	(142)		(254)
Ending balance		0	[4]	0	[1]	0
Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance		48	[1]	52
Provision		74		68
Utilization and other	[3]	(86)		(71)
Ending balance		$ 36	[4]	$ 48	[1]	$ 52

[1]	Included in Other current liabilities ($776 million) and Other noncurrent liabilities ($381 million).
[2]	In 2016, Employee terminations represent the expected reduction of the workforce by approximately 4,900 employees, mainly in manufacturing, sales, research and corporate. Employee termination costs are generally recorded when the actions are probable and estimable and include accrued severance benefits, pension and postretirement benefits, many of which may be paid out during periods after termination.The restructuring charges in 2016, are associated with the following:•IH ($272 million); EH ($158 million); WRD, GPD and Medical (M) (WRD/GPD/M) ($169 million); manufacturing operations ($368 million); and Corporate ($189 million).The restructuring charges in 2015, which include a $39 million charge related to a 36% reduction in our labor force in Venezuela, are associated with the following:•IH ($85 million); EH ($402 million); WRD/GPD/M ($80 million); manufacturing operations ($80 million); and Corporate ($164 million), The restructuring charges in 2014 are associated with the following:•IH ($63 million); EH ($57 million); WRD/GPD/M ($37 million); manufacturing operations ($97 million); and Corporate ($65 million). as well as $149 million of income related to the partial reversal of prior-period restructuring charges not directly associated with the new individual segments, and primarily reflecting a change in estimate with respect to our sales force restructuring plans.In September 2015, in order to eliminate certain redundancies in Pfizer’s biosimilar drug products pipeline created as a result of the acquisition of Hospira, Pfizer opted to return rights to Celltrion that Hospira had previously acquired to potential biosimilars to Rituxan® (rituximab) and Herceptin® (trastuzumab). As such, upon return of the acquired rights, in 2015, we incurred charges of $215 million, which are comprised of (i) a write-off of the applicable IPR&D assets, totaling $170 million, which is included in Asset impairments; (ii) a write-off of amounts prepaid to Celltrion in the amount of $25 million, which is included in Asset impairments; and (iii) a payment to Celltrion of $20 million, which is included in Exit costs.
[3]	Includes adjustments for foreign currency translation.
[4]	Included in Other current liabilities ($863 million) and Other noncurrent liabilities ($720 million).